PGIM Jennison Rising Dividend Fund Investment Strategy - PGIM Jennison Rising Dividend Fund	Jul. 31, 2026
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment Strategies.
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity and equity-related securities of companies expected to experience dividend growth over time.For purposes of the Fund’s 80% investment policy, the Fund considers a company to have the potential for dividend growth over time if the subadviser believes the company’s management has shown a willingness to return capital to shareholders, and the company’s underlying metrics, including, but not limited to, year over year dividend change and projected dividend growth, indicate that the company may be able to sustain and grow its dividends over time.The Fund’s investments will primarily be in large-capitalization companies, defined as those companies with a market capitalization equal to or greater than $1 billion, although the Fund may invest in issuers of all capitalization ranges. While the Fund intends primarily to be invested in the securities of U.S. issuers, the Fund may invest up to 50% of its net assets in foreign securities, which may include securities from emerging markets. Equity and equity-related securities include common stocks, securities convertible or exchangeable for common stock or the cash value of common stock, preferred stocks, warrants and rights that can be exercised to obtain stock, investments in various types of business ventures including partnerships and business development companies, securities of real estate investment trusts (“REITs”) and income and royalty trusts, and other similar securities. Any derivatives instruments that provide investment exposure to the securities suggested by the Fund’s name, or facilitate the Fund’s investment in those securities by increasing or decreasing the Fund’s exposure to one or more risk factors associated with those securities, are counted (as applicable) toward compliance with the Fund’s 80% investment policy. From time to time the Fund may invest a significant portion of its assets in companies within one or more economic sectors.